BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

As of December 31, 2023 and 2022, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2023	December 31, 2022
In millions of COP
Obligations granted by foreign banks(1)	9,139,834	14,774,220
Obligations granted by domestic banks(2)	6,508,772	4,918,418
Total borrowings from other financial institutions	15,648,606	19,692,638

(1) The variation is mainly due to the cancellation of obligations and the decrease of the market representative rate at the end of December 31, 2023 it was COP 3,822.05 colombian pesos and December 31, 2022 it was COP 4,810.20 colombian pesos.

(2)The increase is due to higher loan openings by Bancolombia S.A mainly in rediscount lines with Finagro, Bancoldex and Findeter.

Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

Obligations granted by foreign banks

As of December 31, 2023

Financial entity	Rate Minimum	Rate Maximum	December 31, 2023
In millions of COP
Financing with Correspondent Banks and Multilateral Entities(1)	1.21%	10.06%	8,566,580
Banco Interamericano de Desarrollo (BID)	9.50%	10.64%	532,899
Banco Latinoamericano de Comercio Exterior (Bladex)	6.91%	6.91%	40,355
Total			9,139,834

(1)At Bancolombia S.A. USD 200 million were designated as coverage of net investment abroad. See Note 5.2 Derivative financial instruments- Hedges of a net asset in a foreign operation.

As of December 31, 2022

Financial entity	Rate Minimum	Rate Maximum	December 31, 2022
In millions of COP
Financing with Correspondent Banks and Multilateral Entities	0.97%	9.51%	13,816,270
Banco Interamericano de Desarrollo (BID)	8.62%	8.74%	670,043
Banco Latinoamericano de Comercio Exterior (Bladex)	2.89%	6.60%	287,907
Total			14,774,220

Schedule of maturities of financial obligations

The maturities of the financial obligations with foreign entities as of December 31, 2023 and 2022 are the following:

Foreign	December 31, 2023	December 31, 2022
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	3,813,504	8,825,089
More than twelve months after the reporting period	5,326,330	5,949,131
Total	9,139,834	14,774,220

Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

Obligations granted by domestic banks

As of December 31, 2023

	Rate	Rate
Financial entity	Minimum	Maximum	December 31, 2023
In millions of COP
Financiera de desarrollo territorial (Findeter)	8.15%	20.85%	2,530,570
Fondo para el financiamiento del sector agropecuario (Finagro)	8.37%	15.88%	1,509,594
Banco de comercio exterior de Colombia (Bancoldex)	2.17%	21.46%	1,404,873
Other private financial entities	12.88%	16.67%	1,063,735
Total			6,508,772

As of December 31, 2022

	Rate	Rate
Financial entity	Minimum	Maximum	December 31, 2022
In millions of COP
Financiera de desarrollo territorial (Findeter)	7.22%	18.77%	2,047,506
Fondo para el financiamiento del sector agropecuario (Finagro)	3.40%	15.70%	931,018
Banco de comercio exterior de Colombia (Bancoldex)	2.15%	19.15%	902,036
Other private financial entities	11.35%	15.75%	1,037,858
Total			4,918,418

Schedule of maturities of financial obligations

The maturities of financial obligations with domestic banks as of December 31, 2023 and 2022, are as follows:

Domestic	December 31, 2023	December 31, 2022
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	767,470	500,500
More than twelve months after the reporting period	5,741,302	4,417,918
Total	6,508,772	4,918,418